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                               SEMI-ANNUAL REPORT










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                                The Prairie Fund

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                                  June 30, 2001

===========================================================================================
 The Prairie Fund
===========================================================================================

                                                                    Schedule of Investments
                                                                  June 30, 2001 (unaudited)
-------------------------------------------------------------------------------------------
 Shares/Principal Amount                             Cost     Market Value     % of Assets
-------------------------------------------------------------------------------------------
 COMMON STOCKS
 Beverage
       5,000 Coca Cola Co.                         139,514        225,000
       3,000 Pepsico Inc.                           43,209        132,600
                                                   -------        -------
                                                   182,723        357,600           10.91%
 Communications Equipment
      10,000 Motorola Inc.                         177,323        165,600            5.05%
                                                   -------        -------

 Communication Services
         145 Avaya                                   1,141          1,987
       4,800 Nextel Communications Inc. Cl A        74,970         84,000
                                                   -------        -------
                                                    76,111         85,987            2.62%

 Computer Hardware
       6,000 Sun Microsystems                       84,051         94,320            2.88%
                                                   -------        -------

 Computer/Office
       1,000 Intl Business Machines Inc.            42,300        113,000            3.45%
                                                   -------        -------

 Drugs, Drug Proprietaries, and Druggists' Sundries
       1,500 Bristol Myers Squibb Co.               83,300         78,450
       4,000 McKesson Corp.                         71,713        148,480
       5,000 Pfizer Inc.                             6,667        200,250
                                                   -------        -------
                                                   161,680        427,180           13.03%

 Eating and Drinking Places
       4,000 McDonalds Corp.                       112,552        108,240            3.30%
                                                   -------        -------

 Electric Housewares and Fans
       6,000 General Electric Co.                   50,164        292,500            8.92%
                                                   -------        -------

 Furnature and Fixtures
       2,500 Ethan Allen Interiors Inc.             82,075         81,250            2.48%
                                                   -------        -------

 Offices of Holding Companies
           6 Berkshire Hathaway                     69,720        416,400           12.70%
                                                   -------        -------

 Perfumes and Cosmetics
       2,000 Proctor & Gamble Co.                   58,094        127,600            3.89%
                                                   -------        -------

 Pharmaceutical Preperations
       3,750 Ivax Corporation                       70,820        146,250
       2,500 Merck & Co. Inc.                       74,287        159,775
       4,000 Schering-Plough Corp.                 140,790        144,960
                                                   -------        -------
                                                   285,897        450,985           13.76%

 Prepackaged Software
       6,000 DST Systems Inc. Dela                 172,538        316,200            9.65%
                                                   -------        -------

 Retail
       2,000 Walgreen Co.                           79,688         68,300            2.08%
                                                   -------        -------

 Telephone and Telegraph Apparatus
       3,000 Lucent Technologies                    78,219         18,600            0.57%
                                                   -------        -------

             Total Stocks                        1,713,135      3,123,762           96.41%
                                                 =========      =========


 Money Market Funds
     100,144 UMB Money Market                      100,144        100,144            3.06%
                                                   -------        -------

              Total Money Market Funds             100,144        100,144            3.06%
                                                   =======        =======

             Total Investments **                1,813,279      3,223,906           98.36%

             Other Assets Less Liabilities          53,674          1.64%

             Net Assets                        $ 3,277,580        100.00%
                                               ===========




 **At the inception of the Fund, the market value of securities in the Fund was $3,698,662.00

================================================================================
 The Prairie Fund
================================================================================

Statement of Assets and Liabilities
     June 30, 2001 (unaudited)

Assets:
     Investment Securities at Market Value                          $ 3,223,906
          (Identified Cost - 3,698,662)
     Receivables:
          Dividends and Interest                                          2,036
                                                                   -------------
               Total Assets                                           3,225,942
Liabilities
     Accrued Expenses                                                   (51,638)
                                                                   -------------
               Total Liabilities                                        (51,638)
                                                                   -------------
Net Assets                                                          $ 3,277,580
                                                                   =============
Net Assets Consist of:
     Capital Paid In                                                  3,790,496
     Accumulated Realized Gain (Loss) on Investments - Net               25,478
     Undistributed Net Investment Income                                (63,638)
     Unrealized Appreciation in Value
          of Investments Based on Identified Cost - Net                (474,756)
                                                                   -------------
Net Assets, for  Shares Outstanding                                 $ 3,277,580
                                                                   =============
Net Asset Value and Redemption Price
     Per Share ($3,277,580/378,659 shares)                               $ 8.66
Offering Price Per Share                                                 $ 8.66

================================================================================
 The Prairie Fund
================================================================================

 Statement of Operations
 For the year ended June 30, 2001 (unaudited)

Investment Income:
     Dividends                                                          14,672
     Interest                                                              967
                                                                     ----------
          Total Investment Income                                       15,639
Expenses
     Administrative fee                                                    -
     Custodian fees                                                        -
     Management and advisory fees (Note 2)                              32,111
     Professional fees                                                  36,405
     Other                                                                 -
                                                                     ----------
          Total Expenses                                                68,516
          Less: Waiver of managemnet fees (Note 2)                     (37,059)
                                                                     ----------
                 Net expenses                                           31,457

Net Investment Income                                                  (15,818)

Realized and Unrealized Gain (Loss) on Investments:
     Realized Gain (Loss) on Investments                                53,942
     Unrealized Appreciation (Depreciation) on Investments            (540,688)
                                                                     ----------
Net Realized and Unrealized Gain (Loss) on Investments                (486,746)

Net Increase (Decrease) in Net Assets from Operations                 (502,564)

==================================================================================================
 The Prairie Fund
==================================================================================================

Statement of Changes in Net Assets (unaudited)
                                                                         1/01/2001    01/01/2000*
                                                                            to            to
                                                                         6/30/2001    12/31/2000
From Operations:
     Net Investment Income                                                 (15,818)      (29,584)
     Net Realized Gain (Loss) on Investments                                53,942       (46,700)
     Net Unrealized Appreciation (Depreciation)                           (540,688)       65,932
                                                                        -----------   -----------
     Increase (Decrease) in Net Assets from Operations                    (502,564)      (10,352)
From Distributions to Shareholders
     Net Investment Income                                                       0             0
     Net Realized Gain (Loss) from Security Transactions                         0             0
                                                                        -----------   -----------
     Net  Increase (Decrease) from Distributions                                 0             0
From Capital Share Transactions:
     Proceeds From Sale of Shares                                                0     3,790,496
     Shares Issued on Reinvestment of Dividends                                  0             0
     Cost of Shares Redeemed                                                     0             0
                                                                        -----------   -----------
Net Increase from Shareholder Activity                                           0     3,790,496

Net Increase  in Net Assets                                               (502,564)    3,780,144

Net Assets at Beginning of Period                                        3,780,144             0
Net Assets at End of Period                                              3,277,580     3,780,144
                                                                        ===========   ===========

Share Transactions:
     Issued                                                                      0       378,659
     Reinvested                                                                  0             0
     Redeemed                                                                    0             0
                                                                        -----------   -----------
Net increase (decrease) in shares                                                0       378,659
Shares outstanding beginning of period                                     378,659             0
                                                                        -----------   -----------
Shares outstanding end of period                                           378,659       378,659
                                                                        ===========   ===========

*Commencement of operations

==================================================================================================
 The Prairie Fund
==================================================================================================


Financial Highlights (unaudited)
Selected data for a share outstanding throughout the period:             1/1/2001     1/1/2000**
                                                                            to            to
                                                                         6/30/2001    12/31/2000
Net Asset Value -
     Beginning of Period                                                   9.98         10.00
Net Investment Income                                                     (0.09)        (0.07)
Net Gains or Losses on Securities
     (realized and unrealized)                                            (1.23)         0.05
                                                                          ------        ------
Total from Investment Operations                                          (1.32)        (0.02)
Dividends
     (from net investment income)                                          0.00          0.00
Distributions (from capital gains)                                         0.00          0.00
Return of Capital                                                          0.00          0.00
                                                                          ------        ------
     Total Distributions                                                   0.00          0.00
Net Asset Value -
     End of Period                                                         8.66          9.98
Total Return                                                             (14.53)%       (0.20)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)                                    3,278         3,780

Ratio of Expenses to Average Net Assets - before reimbursements *          4.36%         2.60%
Ratio of Expenses to Average Net Assets - net of reimbursements *          2.00%         1.52%
Ratio of Net Income to Average Net Assets  *                              (1.01)%        0.79%
Portfolio Turnover Rate  *                                                43.25%        23.84%

* annualized
** commencement of operations.

================================================================================

THE PRAIRIE FUND
================================================================================


                                                   NOTES TO FINANCIAL STATEMENTS
                                                       JUNE 30, 2001 (UNAUDITED)

  1.)Summary of Significant Accounting Policies
     The Prairie Fund (the Fund) is a no load mutual fund advised by Zuckerman Management Associates, Inc. (ZMA). The fund was normally organized on April 6, 2000 as a Delaware Business Trust. Effective August 6, 2000 and with the consent of the board of Trustees, the Fund was merged with The Prairie Fund, Inc. (a Florida S Corporation), with the Delaware Business Trust as the surviving entity. The Fund is also registered with the Securities and exchange Commission as a non-diversified, open-end management investment company, effective August 2, 2000. The Fund, however, began operations on January 1, 2000 with in-kind contributions of appreciated marketable equity securities (Note 3). The Fund's shares are not currently available for sale to the public, but the Board of Trustees is contemplating public registration in the latter part of 2001.

     The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its objective by investing primarily in common stock issued by U.S. companies.

     The Fund's custodian is UMB Bank, NA based in Kansas City, Missouri, and the transfer agent is Mutual Shareholder Services, based out of Cleveland, Ohio.

     Security Valuation:
     Investment in Securities traded on a national securities and exchange (or reported on the Nasdaq national market) are stated at the last reported sales price of the day of valuation; other securities traded over-the counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Board of Trustees.

     Income ReCOGNITION:
     Security transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS:
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Income Taxes:
     The Fund, with the stockholders' consent, has elected to be taxed under S Corporation provisions of the Internal Revenue Code (IRC). Under these provisions, the taxable income of the fund is reflected by the stockholders on their respective tax returns. The Fund anticipates converting to the applicable provisions of the IRC, allowing it to be taxed as a "regulated investment company" during 2001.

  2.)Investment Advisory Agreement
     ZMA serves as the Fund's investment advisor, charging a combined monthly management and investment advisory fee of up to .167% of the Fund's average monthly net assets, 2% annualized. During the six months ending June 30, 2001, ZMA waived the entire management fee of $32,111. In addition ZMA reimbursed the fund $4,948 to reduce the expense ratio to an annualized amount of 2%.



  3.)Investment transactions
     During the fiscal year ended June 30, 2001, purchases and sales of investment securities were $1,359,169 and $893,408, respectively. The primary stockholder of ZMA as well as members of the primary stockholder's family, in the form of Trusts, constitute 100% of the Fund's ownership. During the six months period, the Fund recorded realized gains of $25,478 for the financial statement purposes and $25,478 of realized gains for income tax purposes. At June 30, 2001, the Fund's investment portfolio had a net unrealized loss of $504,006 for financial statement purposes, with the market of securities purchased during the initial year constituting the Fund's basis in the marketable securities.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                                Board of Trustees
                         Matthew M Zuckerman, President
                     Nancy Z Markovitch, Secretary/Treasurer
                        (Daughter of Matthew M Zuckerman)
                              Elias Herschmann, MD
                                 Jack Levine CPA
                                Joseph Weisel CPA


                               Investment Adviser
                      Zuckerman Management Associates, Inc.
                             111 Lincoln Road, #740,
                           Miami Beach, Florida 33139


                             Dividend Paying Agent,
                         Shareholders' Servicing Agent,
                                 Transfer Agent
                           Mutual Shareholder Services
                          8869 Brecksville Rd, Suite C
                             Brecksville, Ohio 44141


                                    Custodian
                                  UMB Bank, NA
                              Mutual Fund Services
                           928 Grand Blvd, 10th Floor
                              Kansas City, MO 64106


                                     Counsel
                           Morgan, Lewis & Bockius LLP
                        5300 First Union Financial Center
                          200 South Biscayne Boulevard
                               Miami, FL33131-2339

                              Independent Auditors
                           Kaufman, Rossin & Co. P.A.
                            2699 South Bayshore Drive
                              Miami, Florida 33133